Deferred Tax Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Taxes [Abstract]
Deferred Tax Assets
9	DEFERRED TAX ASSETS

The following are the major deferred tax assets recognised by the Group and the movements thereon, during the current and prior reporting periods:

	2021	2022
	RM	RM	USD
Provisions:

At January 1	-	339,650	77,149
Credit to profit and loss	339,650	-	-
At December 31	339,650	339,650	77,149